Related Parties	12 Months Ended
Dec. 31, 2011
Related Parties [Abstract]
RELATED PARTIES

NOTE 10. RELATED PARTIES

The Bancorp has entered into transactions with its officers, directors, significant stockholders and their affiliates. Such transactions were made in the ordinary course of business on substantially the same terms and conditions, including interest rates and collateral, as those prevailing at the same time for comparable transactions with other customers, and did not, in the opinion of management, involve more than normal credit risk or present other unfavorable features. A summary of the 2011, 2010 and 2009 activity with respect to loans to and deposits from related parties follow (in thousands):

	September 30,	September 30,	September 30,
	2011	2010	2009
Loans:
Balance, January 1	$2,691	2,945	2,041
New loans	406	704	2,713
Payments	(468)	(958)	(1,809)
Change in officers and directors	(231)	—	—

Balance, December 31	$2,398	2,691	2,945

Deposits:
Balance, January 1	$5,118	5,012	3,326
Net change	(452)	106	1,686

Balance, December 31	$4,666	5,118	5,012

During the ordinary course of business, the Bancorp may purchase goods and services from companies that have a relationship with individuals who are considered related parties to the Bancorp. Significant transactions of this type include the purchase of legal services, consulting services and outsourced internal auditing services.

During the years ended December 31, 2011, 2010 and 2009, the Bancorp paid $241,073, $238,919 and $244,215 in fees to a law firm of which one of the partners is a member of the Bancorp’s Board of Directors.

The Bancorp’s Chairman serves as the Bancorp’s nominee to Mississippi National Banker’s Bank headquartered in Jackson, Mississippi and serves on the Board of Mississippi National Banker’s Bank. The Mississippi National Banker’s Bank acts like a cooperative, providing banking services and products to community banks throughout the State of Mississippi. The Chairman has ownership of ten (10) shares of Mississippi National Banker’s Bank stock, which is required to serve on the Board of Directors. The shares are subject to an irrevocable option to purchase granted to the Bancorp, and upon his leaving the Board of Directors of the Mississippi National Banker’s Bank, the ten (10) shares would immediately be transferred to the Bancorp. The Bancorp, a founding member of Mississippi National Banker’s Bank, owns 2,505 shares of Mississippi National Banker’s Bank stock. During the years ended December 31, 2011, 2010 and 2009, the Bancorp paid $29,253, $30,670 and $30,969, respectively, in fees to Mississippi National Banker’s Bank for correspondent services.